Intangible assets net (Details 2) - ZHEJIANG TIANLAN - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
2021		¥ 142,000
2022	¥ 255,000	142,000
2023	255,000	142,000
2024	255,000	142,000
2025	255,000	142,000
2026	255
Thereafter	590,000	1,410,000
Intangible assets, net	¥ 1,865,000	¥ 2,120,000